Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Beginning balance	$ 375	$ 230
Gross amount of increases in unrecognized tax benefits for tax positions taken in current year	168	133
Gross amount of increases in unrecognized tax benefits for tax positions taken in prior year	390	12
Ending balance	$ 933	$ 375